Annual Total Returns [BarChart] - SFT Ivy Growth Fund - SFT Ivy Growth Fund	May 01, 2021
Bar Chart Table:
Annual Return 2015	6.74%
Annual Return 2016	0.91%
Annual Return 2017	29.22%
Annual Return 2018	2.21%
Annual Return 2019	36.49%
Annual Return 2020	30.69%